Secured Debt and Credit Facilities, Other Notes Payable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended							9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 09, 2010 Nichols	Dec. 31, 2011 Nichols Promissory Note	Aug. 09, 2010 Nichols Promissory Note	Aug. 09, 2010 Nichols Promissory Note Nichols	Sep. 30, 2011 Los Angeles Promissory Note
Notes payables
Nichols promissory note issued				$ 6.7			$ 6.7
Interest rate						7.50%
Outstanding principal balance under the Nichols Promissory Note	4.7	13.1			4.7
Nichols promissory note, current					1.3
Repayments of LA note payable	$ 8.3	$ 0.7	$ 0					$ 7.0